Classification of Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Summary of Expenses Classified By Nature

Expenses classified by nature for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
		(In millions of Korean won)
Advertising expenses	~~W~~	14,948	~~W~~	17,263	~~W~~	12,525
Fees and commissions		249,210		195,173		83,356
Lease expenses		1,496		2,604		2,205
Outsourcing expenses		7,875		6,176		5,189
Salaries		26,935		23,137		17,847
Expenses related to defined contribution plans		1,807		1,546		1,219
Employee benefits		3,026		2,655		2,169
Depreciation		2,748		545		375
Amortization		905		868		145
Other expenses		3,214		2,915		2,455
Total(*)	~~W~~	312,164	~~W~~	252,882	~~W~~	127,485

(*) Classification of expenses by nature includes total cost of revenues, selling, general and administrative expenses and research and development in the consolidated statement of comprehensive income.